Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization Expense [Line Items]
Aggregate amortization expense	$ 44,535	$ 40,368	$ 15,079
Estimated Amortization Expense, 2013	38,099
Estimated Amortization Expense, 2014	36,156
Estimated Amortization Expense, 2015	36,156
Estimated Amortization Expense, 2016	36,156
Estimated Amortization Expense, 2017	$ 36,156